Bank Borrowings - Schedule of Maturities of the Bank Borrowings (Details) - Jun. 30, 2026	HKD ($)	USD ($)
Debt Disclosure [Abstract]
2026 (remaining)	$ 316,253	$ 40,328
2027	0	0
Total bank borrowings repayments	316,253	40,328
Less: imputed interest	(2,163)	(276)
Total	$ 314,090	$ 40,052